Other financial liabilities	12 Months Ended
Dec. 31, 2020
Other financial liabilities
Other financial liabilities

23. Other financial liabilities

The breakdown of Other financial liabilities is as follows:

	12/31/2019	12/31/2020

Trade payables	1,451	2,279
Collection accounts:
Tax payables	1,160	1,465
Financial transactions pending settlement	9,267	8,281
Other financial liabilities	3,886	3,290
	15,764	15,315

Note 45.a includes a breakdown of the remaining maturity periods of Other financial liabilities. In addition, Note 45.d contains the fair value amounts of these liabilities.

The breakdown of Financial transactions pending settlement is as follows:

	12/31/2019	12/31/2020

Mexican government securities	8,059	7,362
BPATS	1,003	912
Equity instruments	205	7
	9,267	8,281

The breakdown of Other financial liabilities is as follows:

	12/31/2019	12/31/2020

Retentions related to loans (*)	1,524	1,611
Other payable account	2,362	1,679
	3,886	3,290

(*)These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.